Note 16 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2016		2015		2014
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	917,188	2.79	1,095,850	2.76	1,310,850	2.70
Granted	575,000	3.22	-	-	-	-
Exercised	-	-	(72,412)	2.13	(750)	3.99
Forfeited	(64,750)	3.30	(106,250)	2.88	(90,250)	2.07
Expired	-	-	-	-	(124,000)	2.60
Outstanding on December 31,	1,427,438	2.94	917,188	2.79	1,095,850	2.76
Exercisable on December 31,	774,938	2.87	724,688	3.03	784,600	3.09
Shares purchase options available for grant on December 31	243,428		232,428		232,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	327,838	0.8	3.99	-	327,838	3.99	-
2.38	127,100	3.5	2.38	93,004	127,100	2.38	93,004
3.22	560,000	9.3	3.22	-	-	-	-
1.91	362,500	6.0	1.91	435,629	270,000	1.91	324,469
1.88	50,000	3.5	1.88	61,587	50,000	1.88	61,587
1.88 to 3.99	1,427,438	4.6	2.94	590,220	774,938	2.87	479,060

Schedule of Nonvested Share Activity [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2016	192,500	1.32
Granted	575,000	1.67
Vested	(96,250)	1.32
Forfeited	(18,750)	1.60
Non-vested at December 31, 2016	652,500	1.62